Business Acquisitions (Details) (Songa Eclipse Ltd, USD $) In Millions, unless otherwise specified	Jan. 03, 2013
Songa Eclipse Ltd
Fair value of net assets acquired:
Drilling units	$ 698
Unfavorable contract – Other current liabilities	(27)
Unfavorable contract – Other non-current liabilities	(81)
Net assets acquired	590
Fair value of consideration	$ 590